Leases - Operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease right-of-use assets, net	¥ 295	¥ 977
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Operating lease liabilities - current	¥ 270	¥ 543
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities and Other Liabilities	Accrued Liabilities and Other Liabilities
Operating lease liabilities - non-current		¥ 232
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Liabilities, Noncurrent
Total operating lease liabilities	¥ 270	¥ 775
Weighted average remaining lease term	1 year	1 year 3 months 14 days
Weighted average discount rate	3.00%	3.10%
Operating lease expenses	¥ 545	¥ 2,310	¥ 3,574
Short-term lease expenses	3,324	2,927	2,719
Total lease expenses	3,869	5,237	6,293
Cash paid for amounts included in the measurement of lease liabilities	497	1,908	3,666
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 29	¥ 895	¥ 2,123
Minimum
Leases
Lease term	1 year
Maximum
Leases
Lease term	3 years